UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2014 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.24%

	Federal National Mortgage Association - 0.24%
$144,077	Series 2001-W4, Class AV1 0.435%, 02/25/32 (a)	$139,978
188,551	Series 2002-W2, Class AV1 0.415%, 06/25/32 (a)	181,785
1,111,922	Series 2002-T7, Class A1 0.375%, 07/25/32 (a)	1,110,072

	Total Asset-Backed Securities	1,431,835

	(Cost $1,444,647)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.46%

	Federal Home Loan Mortgage Corporation REMIC - 6.06%
11,285	Series 1009, Class D 0.755%, 10/15/20 (a)	11,407
33,244	Series 1066, Class P 1.055%, 04/15/21 (a)	33,647
47,056	Series 1222, Class P 1.920%, 03/15/22 (a) (b)	47,859
101,803	Series 1250, Class J 7.000%, 05/15/22 (b)	111,395
40,148	Series 1448, Class F 1.555%, 12/15/22 (a) (d)	41,111
1,400,290	Series 3710, Class DK 3.250%, 01/15/24 (b)	1,426,934
999,662	Series 3777, Class DA 3.500%, 10/15/24 (d)	1,041,432
3,622,128	Series 2977, Class M 5.000%, 05/15/25 (b)	3,978,153
2,131,235	Series 3694, Class AG 3.500%, 11/15/27 (d)	2,146,569
5,013,357	Series 3346, Class FT 0.505%, 10/15/33 (a) (b)	5,035,616
2,309,865	Series 3033, Class CI 5.500%, 01/15/35 (b)	2,441,682
3,874,419	Series 3208, Class FH 0.555%, 08/15/36 (a)	3,891,802
340,273	Series 3231, Class FB 0.505%, 10/15/36 (a)	341,410
248,277	Series 3314, Class FC 0.555%, 12/15/36 (a)	248,918
2,722,667	Series 3545, Class FA 1.005%, 06/15/39 (a)	2,767,845
3,286,435	Series 4316, Class FY 0.555%, 11/15/39 (a) (d)	3,305,842
1,146,806	Series 3827, Class KF 0.525%, 03/15/41 (a)	1,154,313
240,759	Series 3868, Class FA 0.555%, 05/15/41 (a)	242,215
7,659,689	Series 4109, Class EC 2.000%, 12/15/41 (d)	7,687,710

		35,955,860

	Federal National Mortgage Association REMIC - 7.33%
2,865,051	Series 2014-M5, Class FA 0.520%, 01/25/17 (a)	2,868,540
734,979	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	748,011
213,872	Series 1990-145, Class A 1.107%, 12/25/20 (a)	216,447
292,065	Series 1991-67, Class J 7.500%, 08/25/21 (b)	326,438

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$236,253	Series 1992-137, Class F 1.155%, 08/25/22 (a)	$239,798
296,769	Series 1993-27, Class F 1.305%, 02/25/23 (a) (c)	301,767
157,925	Series 1998-21, Class F 0.450%, 03/25/28 (a)	157,201
2,770,794	Series 2011-137, Class A 4.000%, 06/25/29 (d)	2,858,168
296,178	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	352,406
310,709	Series 2000-32, Class Z 7.500%, 10/18/30	363,112
1,134,060	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	1,147,738
522,820	Series 2006-45, Class TF 0.555%, 06/25/36 (a)	526,430
552,209	Series 2006-76, Class QF 0.555%, 08/25/36 (a) (b)	555,853
633,683	Series 2006-79, Class PF 0.555%, 08/25/36 (a) (b)	638,551
1,335,376	Series 2006-111, Class FA 0.535%, 11/25/36 (a)	1,341,059
630,263	Series 2007-75, Class VF 0.605%, 08/25/37 (a)	635,263
1,253,700	Series 2007-85, Class FC 0.695%, 09/25/37 (a)	1,265,878
714,638	Series 2007-86, Class FC 0.725%, 09/25/37 (a)	722,086
691,201	Series 2007-92, Class OF 0.725%, 09/25/37 (a)	698,272
851,862	Series 2007-99, Class FD 0.755%, 10/25/37 (a)	860,827
178,717	Series 2009-84, Class WF 1.255%, 10/25/39 (a)	182,567
3,318,554	Series 2014-19, Class FA 0.555%, 11/25/39 (a) (d)	3,338,777
3,627,484	Series 2014-19, Class FJ 0.555%, 11/25/39 (a) (d)	3,649,180
2,802,255	Series 2010-123, Class FL 0.585%, 11/25/40 (a)	2,816,132
7,363,568	Series 2011-110, Class FE 0.555%, 04/25/41 (a) (b)	7,408,703
960,553	Series 2011-63, Class FG 0.605%, 07/25/41 (a)	967,850
2,017,667	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	2,054,586
6,158,116	Series 2008-22, Class FD 0.995%, 04/25/48 (a)	6,257,681

		43,499,321

	National Credit Union Administration - 1.07%
698,242	Series 2010-R2, Class 1A 0.526%, 11/06/17 (a)	699,633
590,650	Series 2011-R1, Class 1A 0.606%, 01/08/20 (a)	593,718
2,004,457	Series 2011-R2, Class 1A 0.556%, 02/06/20 (a)	2,010,721
660,190	Series 2011-R4, Class 1A 0.536%, 03/06/20 (a)	661,609
861,250	Series 2011-R3, Class 1A 0.554%, 03/11/20 (a)	864,009
498,590	Series 2011-R5, Class 1A 0.536%, 04/06/20 (a)	499,408

See accompanying notes to portfolio of investments. 1

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2014 (unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$261,791	Series 2011-R6, Class 1A 0.536%, 05/07/20 (a)	$262,006
432,237	Series 2010-R1, Class 1A 0.606%, 10/07/20 (a)	434,314
51,919	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	52,121
308,277	Series 2010-A1, Class A 0.506%, 12/07/20 (a)	308,909

		6,386,448

	Total Collateralized Mortgage Obligations	85,841,629

	(Cost $85,637,366)

MORTGAGE-BACKED OBLIGATIONS - 11.19%

	Federal Home Loan Mortgage Corporation - 2.90%
17,140	1.651%, 02/01/18 (a)	17,280
130,829	2.865%, 11/01/18 (a)	132,748
608,403	6.876%, 11/01/19 (a)	652,702
24,244	1.479%, 11/01/22 (a)	24,655
93,335	1.525%, 11/01/22 (a)	94,900
19,614	2.599%, 10/01/24 (a)	20,577
96,582	2.789%, 10/01/25 (a)	98,298
506,684	3.378%, 08/01/28 (a)	537,974
58,579	1.718%, 07/01/29 (a)	60,398
207,149	2.651%, 05/01/31 (a)	219,737
8,253,344	2.375%, 03/01/35 (a)	8,894,927
2,494,377	2.370%, 04/01/35 (a)	2,660,552
3,579,277	2.367%, 06/01/37 (a)	3,821,321

		17,236,069

	Federal Home Loan Mortgage Corporation Gold - 1.26%
14,597	8.000%, 12/01/15	14,840
26,745	6.000%, 03/01/16	27,414
5,182	6.500%, 07/01/16	5,227
102,983	5.000%, 10/01/17	108,756
124,597	5.000%, 11/01/17	131,581
1,441,742	4.500%, 05/01/18	1,517,589
2,545,997	4.500%, 06/01/18	2,679,935
107,199	5.500%, 01/01/20	114,876
2,407,810	4.500%, 10/01/20	2,534,479
29,487	3.500%, 12/01/20	31,282
132,095	3.000%, 09/01/21	138,293
51,827	3.000%, 12/01/21	54,261
38,582	3.500%, 10/01/22	40,935
56,888	3.000%, 06/01/23	59,559
2,919	4.500%, 07/01/23	3,146

		7,462,173

	Federal National Mortgage Association - 6.52%
16,540	8.500%, 04/01/16	16,864
29,992	3.757%, 07/01/17 (a)	31,510
9,555	1.619%, 11/01/17 (a)	9,573
52,440	2.076%, 11/01/17 (a)	53,000
8,532	2.326%, 11/01/17 (a)	8,647
80,920	2.060%, 03/01/18 (a)	81,786
2,039,222	2.800%, 03/01/18	2,124,708
4,351,778	3.620%, 03/01/18	4,648,449
12,655	1.864%, 05/01/18 (a)	12,782
36,015	2.076%, 06/01/18 (a)	36,160
429,269	2.739%, 10/01/18 (a)	433,921
3,803	2.150%, 02/01/19 (a)	3,873
21,431	1.875%, 05/01/19 (a)	21,698

Par Value		Value

	Federal National Mortgage Association - (continued)
$92,450	6.864%, 12/01/19 (a)	$96,209
74,661	1.762%, 01/01/20 (a)	75,379
5,980	5.000%, 01/01/20	6,327
25,388	1.927%, 05/01/20 (a)	25,459
138,477	5.848%, 05/01/20 (a)	146,709
211,548	3.500%, 09/01/20	224,343
18,818	3.500%, 10/01/20	19,957
48,712	3.500%, 03/01/21	51,662
239,984	6.684%, 02/01/22 (a)	257,457
29,516	2.946%, 01/01/23 (a)	30,040
46,721	2.700%, 03/01/24 (a)	47,331
24,571	5.925%, 10/01/25 (a)	26,360
193,912	3.118%, 02/01/27 (a)	197,638
655,973	5.000%, 03/01/27	714,010
63,376	1.942%, 07/01/27 (a)	64,837
125,830	2.068%, 07/01/27 (a)	129,054
151,973	4.661%, 01/01/29 (a)	165,275
37,317	4.658%, 02/01/29 (a)	40,583
1,650,762	2.425%, 08/01/29 (a)	1,677,069
59,368	2.255%, 07/01/32 (a)	62,170
85,738	2.380%, 07/01/32 (a)	91,072
12,092	6.000%, 08/01/32	13,727
259,549	2.750%, 09/01/32 (a)	278,448
207,700	1.924%, 01/01/33 (a)	216,951
76,150	2.339%, 06/01/33 (a)	80,839
1,087,366	4.609%, 08/01/33 (a)	1,182,538
6,914	6.000%, 11/01/33	7,896
724,970	2.191%, 04/01/34 (a)	772,359
506,506	1.917%, 07/01/34 (a)	528,788
513,880	1.917%, 08/01/34 (a)	536,559
123,066	6.000%, 09/01/34	140,500
3,895,224	2.329%, 10/01/34 (a)	4,159,697
5,063	6.000%, 10/01/34	5,779
4,082,171	2.382%, 11/01/34 (a)	4,379,402
69,994	6.000%, 05/01/35	79,255
1,387,109	2.323%, 06/01/35 (a)	1,491,415
9,866	6.000%, 07/01/36	11,176
1,697,602	2.258%, 12/01/36 (a)	1,807,157
826,420	2.354%, 07/01/37 (a)	886,594
3,914,076	2.239%, 09/01/37 (a)	4,170,948
108,520	6.500%, 11/01/37	117,201
2,598,589	2.274%, 01/01/38 (a)	2,787,798
52,645	6.000%, 06/01/38	60,114
141,856	6.000%, 09/01/38	160,612
27,575	6.000%, 11/01/38	31,247
2,231,680	2.218%, 05/01/39 (a)	2,360,205
171,005	6.000%, 10/01/39	194,314
554,209	1.917%, 08/01/44 (a)	578,926

		38,672,357

	Government National Mortgage Association - 0.51%
41,267	7.000%, 04/15/26	46,919
294,808	2.125%, 04/20/34 (a)	311,114
1,421,757	1.625%, 06/20/34 (a)	1,469,714
1,143,967	1.625%, 08/20/34 (a)	1,182,803

		3,010,550

	Total Mortgage-Backed Obligations	66,381,149

	(Cost $64,615,706)

See accompanying notes to portfolio of investments. 2

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2014 (unaudited)

Par Value		Value

AGENCY DEBENTURE - 0.84%
	Sri Lanka Government Aid Bond
$5,000,000	0.544%, 11/01/24 (a) (e)	$5,000,000

	Total Agency Debenture	5,000,000

	(Cost $5,000,000)

U.S. TREASURY OBLIGATIONS - 52.13%

	United States Treasury Notes & Bonds - 52.13%
100,300,000	0.069%, 01/30/15	100,293,480
20,000,000	0.105%, 02/05/15	19,999,640
188,850,000	0.375%, 04/15/15	189,086,062

	Total U.S. Treasury Obligations	309,379,182

	(Cost $309,347,969)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.32%
	FDIC Structured Sale Guaranteed Notes
914,649	Series 2010-S1, Class 1A 0.704%, 02/25/48 (a) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	916,294
832,541	Series K501, Class A1 1.337%, 06/25/16 (d) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	835,041
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	5,380,784
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	1,767,787
818,432	Series KF01, Class A 0.505%, 04/25/19 (a) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	818,432
16,036,227	Series KF02, Class A1 0.535%, 07/25/20 (a) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates	16,071,033
5,789,477	Series KF03, Class A 0.495%, 01/25/21 (a)	5,786,357

	Total U.S. Government-Backed Obligations	31,575,728

	(Cost $31,413,412)

Par Value		Value

REPURCHASE AGREEMENT - 15.69%
$93,100,000	Merrill Lynch, 0.100%, Dated 11/28/14, matures 12/01/14, repurchase price $93,100,776 (collateralized by $80,122,500 par amount of U.S. Treasury obligations with an interest rates of 1.625% to 3.125% due 01/15/15 to 02/15/42, total market value $94,962,123)	$93,100,000

	Total Repurchase Agreement	93,100,000

	(Cost $93,100,000)

	Total Investments - 99.87%	592,709,523

	(Cost $590,559,100) (f)

	Net Other Assets and Liabilities - 0.13%	769,898

	Net Assets - 100.00%	$593,479,421

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2014, this security amounted to $5,000,000 or 0.84% of net assets.
(f)	Cost for U.S. federal income tax purposes is $590,559,100. As of November 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,388,804 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,381. The net unrealized appreciation was $2,150,423.

See accompanying notes to portfolio of investments. 3

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2014 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.31%

	Federal Home Loan Mortgage Corporation REMIC - 8.08%
$93,678	Series 1448, Class F 1.555%, 12/15/22 (a) (c)	$95,927
1,486,962	Series 3710, Class DK 3.250%, 01/15/24 (b)	1,515,255
819,413	Series 2868, Class AV 5.000%, 08/15/24 (c)	888,077
825,478	Series 3777, Class DA 3.500%, 10/15/24 (c)	859,970
3,784,440	Series 2977, Class M 5.000%, 05/15/25 (b)	4,156,419
304,865	Series 1980, Class Z 7.000%, 07/15/27 (c)	349,232
2,507,579	Series 3694, Class AG 3.500%, 11/15/27 (c)	2,525,621
1,720,102	Series 2236, Class Z 8.500%, 06/15/30 (c)	2,060,685
4,159,273	Series 3346, Class FT 0.505%, 10/15/33 (a) (b)	4,177,740
4,178,311	Series 3471, Class FB 1.155%, 08/15/35 (a)	4,285,063
5,834,969	Series 3208, Class FA 0.555%, 08/15/36 (a)	5,864,996
1,960,550	Series 3208, Class FH 0.555%, 08/15/36 (a)	1,969,346
1,444,676	Series 3367, Class YF 0.705%, 09/15/37 (a)	1,456,781
4,616,643	Series 3371, Class FA 0.755%, 09/15/37 (a)	4,680,080
3,262,270	Series 4316, Class FY 0.555%, 11/15/39 (a) (c)	3,281,534
719,564	Series 3827, Class KF 0.525%, 03/15/41 (a)	724,275
6,103,317	Series 4109, Class EC 2.000%, 12/15/41 (c)	6,125,645

		45,016,646

	Federal National Mortgage Association REMIC - 4.62%
2,951,871	Series 2014-M5, Class FA 0.507%, 01/25/17 (a)	2,955,466
32,242	Series 1988-12, Class A 3.739%, 02/25/18 (a)	32,801
1,263,871	Series 2009-70, Class TM 4.000%, 08/25/19	1,319,195
1,267,251	Series 2009-70, Class TN 4.000%, 08/25/19	1,322,910
178,108	Series G92-44, Class Z 8.000%, 07/25/22	188,957
913,548	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	924,566
756,714	Series 2006-45, Class TF 0.555%, 06/25/36 (a)	761,938
802,354	Series 2006-76, Class QF 0.555%, 08/25/36 (a) (b)	807,650
472,697	Series 2007-75, Class VF 0.605%, 08/25/37 (a)	476,448
3,603,461	Series 2014-19, Class FA 0.555%, 11/25/39 (a) (c)	3,625,014
3,270,805	Series 2014-19, Class FJ 0.555%, 11/25/39 (a) (c)	3,290,737
1,107,421	Series 2010-123, Class FL 0.585%, 11/25/40 (a)	1,112,904

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$2,410,789	Series 2011-110, Class FE 0.555%, 04/25/41 (a) (b)	$2,425,566
1,618,358	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,647,971
4,780,605	Series 2008-22, Class FD 0.995%, 04/25/48 (a)	4,857,898

		25,750,021

	National Credit Union Administration - 0.61%
971,858	Series 2011-R2, Class 1A 0.556%, 02/06/20 (a)	974,895
660,190	Series 2011-R4, Class 1A 0.536%, 03/06/20 (a)	661,609
962,574	Series 2011-R3, Class 1A 0.554%, 03/11/20 (a)	965,657
498,590	Series 2011-R5, Class 1A 0.536%, 04/06/20 (a)	499,408
261,791	Series 2011-R6, Class 1A 0.536%, 05/07/20 (a)	262,006

		3,363,575

	Total Collateralized Mortgage Obligations	74,130,242

	(Cost $73,717,668)

MORTGAGE-BACKED OBLIGATIONS - 11.79%

	Federal Home Loan Mortgage Corporation - 1.09%
390,998	2.360%, 01/01/34 (a)	419,467
167,770	2.366%, 11/01/34 (a)	179,986
3,094,291	2.370%, 04/01/35 (a)	3,300,431
1,061,396	2.375%, 08/01/35 (a)	1,129,899
967,726	2.374%, 05/01/36 (a)	1,032,949

		6,062,732

	Federal Home Loan Mortgage Corporation Gold - 2.44%
38	7.000%, 03/01/15	38
108,705	5.000%, 10/01/17	114,798
131,519	5.000%, 11/01/17	138,891
149,888	8.000%, 11/01/17	157,528
114,537	5.500%, 03/01/18	121,328
53,286	5.500%, 04/01/18	56,080
1,184,755	4.500%, 05/01/18	1,247,082
78,669	6.500%, 05/01/18	89,503
2,111,314	4.500%, 06/01/18	2,222,385
8,701	6.000%, 10/01/18	9,840
1,406	6.000%, 11/01/18	1,590
664,215	5.500%, 02/01/19	711,503
113,505	5.500%, 01/01/20	121,633
1,747,737	5.000%, 04/01/20	1,862,089
1,994,125	4.500%, 10/01/20	2,099,031
24,407	3.500%, 12/01/20	25,892
107,104	3.000%, 09/01/21	112,129
43,189	3.000%, 12/01/21	45,218
31,935	3.500%, 10/01/22	33,882
48,761	3.000%, 06/01/23	51,051
376,208	5.000%, 08/01/35	418,352
44,228	5.000%, 12/01/35	49,144
493,636	5.000%, 03/01/37	546,662
852,137	5.000%, 05/01/37	943,861
665,751	5.000%, 02/01/38	737,064
211,549	5.000%, 03/01/38	234,209
189,753	5.000%, 09/01/38	210,078

See accompanying notes to portfolio of investments. 4

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2014 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$666,285	5.000%, 12/01/38	$737,655
426,369	5.000%, 01/01/39	472,040

		13,570,556

	Federal National Mortgage Association - 8.26%
1,396	6.000%, 02/01/18	1,580
1,204,995	2.800%, 03/01/18	1,255,509
430,279	5.500%, 05/01/18	457,098
14,079	6.000%, 05/01/18	15,934
119,578	5.500%, 06/01/18	126,876
737	6.000%, 08/01/18	834
1,554	6.000%, 09/01/18	1,759
155,213	5.500%, 10/01/18	165,540
198,344	5.500%, 11/01/18	211,362
144,309	6.000%, 11/01/18	163,324
9,706	5.500%, 12/01/18	10,395
225,037	6.000%, 12/01/18	254,689
222,034	6.000%, 01/01/19	251,291
955,473	3.334%, 01/25/19 (c)	972,415
2,976	6.000%, 02/01/19	3,368
67,801	6.000%, 04/01/19	76,735
16,767	6.000%, 05/01/19	18,977
174,611	3.500%, 09/01/20	185,172
15,533	3.500%, 10/01/20	16,473
40,207	3.500%, 03/01/21	42,642
71,169	6.000%, 10/01/23	80,572
524,778	5.000%, 03/01/27	571,208
142,093	7.000%, 08/01/28	159,530
452,626	7.000%, 11/01/28	508,101
31,084	7.000%, 02/01/32	36,225
43,981	2.360%, 05/01/32 (a)	46,962
165,653	7.000%, 05/01/32	187,979
266,542	2.750%, 09/01/32 (a)	285,949
62,347	7.000%, 09/01/32	71,100
689,765	2.340%, 07/01/33 (a)	732,404
389,750	2.076%, 11/01/33 (a)	414,952
943,451	2.340%, 12/01/33 (a)	1,002,159
390,221	2.249%, 03/01/34 (a)	418,096
648,673	2.135%, 04/01/34 (a)	685,352
191,067	2.310%, 08/01/34 (a)	204,636
2,378	6.000%, 09/01/34	2,715
1,236,632	1.960%, 10/01/34 (a)	1,294,507
371,552	2.204%, 10/01/34 (a)	394,775
3,993,060	1.915%, 01/01/35 (a)	4,220,857
344,300	2.267%, 03/01/35 (a)	368,628
930,622	2.345%, 04/01/35 (a)	998,382
843,833	2.023%, 05/01/35 (a)	894,241
469,173	2.052%, 05/01/35 (a)	495,347
762,088	2.438%, 05/01/35 (a)	814,261
594,996	1.787%, 06/01/35 (a)	622,453
1,525,820	2.323%, 06/01/35 (a)	1,640,556
2,629,210	2.552%, 06/01/35 (a)	2,788,043
557,253	1.887%, 08/01/35 (a)	581,842
1,090,828	2.250%, 08/01/35 (a)	1,170,253
2,124,056	2.586%, 09/01/35 (a)	2,278,713
886,552	2.933%, 09/01/35 (a)	961,774
475,209	2.210%, 10/01/35 (a)	504,262
1,391,792	2.116%, 11/01/35 (a)	1,488,069
1,250,301	2.362%, 03/01/36 (a)	1,333,562
771,608	2.618%, 04/01/36 (a)	827,582
5,492,422	2.292%, 12/01/37 (a)	5,884,139
2,146,404	2.574%, 12/01/37 (a)	2,302,533
2,030,106	2.274%, 01/01/38 (a)	2,177,922

Par Value		Value

	Federal National Mortgage Association - (continued)
$1,898,678	2.218%, 05/01/39 (a)	$2,008,024
181,175	5.000%, 10/01/39	201,753
106,588	6.000%, 10/01/39	121,146

		46,013,537

	Total Mortgage-Backed Obligations	65,646,825

	(Cost $63,454,438)

AGENCY DEBENTURES - 1.46%

	Federal National Mortgage Association - 1.46%
1,100,000	0.750%, 12/19/14	1,100,367
7,000,000	0.500%, 10/22/15	7,017,808

		8,118,175

	Total Agency Debentures	8,118,175

	(Cost $8,102,983)

U.S. TREASURY OBLIGATIONS - 69.64%

	United States Treasury Notes & Bonds - 69.64%
233,900,000	0.375%, 04/30/16	234,356,807
141,800,000	0.375%, 10/31/16	141,589,569
11,900,000	0.875%, 11/15/17	11,900,928

		387,847,304

	Total U.S. Treasury Obligations	387,847,304

	(Cost $387,219,063)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.95%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
832,541	Series K501, Class A1 1.337%, 06/25/16 (c) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates	835,041
5,200,000	Series K501, Class A2 1.655%, 11/25/16 (c) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates	5,279,260
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates	1,559,813
664,976	Series KF01, Class A 0.505%, 04/25/19 (a) (c) Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates	664,976
5,691,350	Series KF03, Class A 0.495%, 01/25/21 (a) National Credit Union Administration	5,688,284
2,300,000	3.000%, 06/12/19	2,432,181

	Total U.S. Government-Backed Obligations	16,459,555

	(Cost $16,206,331)

See accompanying notes to portfolio of investments.

5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2014 (unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 0.72%
$4,000,000	Merrill Lynch, 0.100%, Dated 11/28/14, matures 12/01/14, repurchase price $4,000,033 (collateralized by $6,096,924 par amount of a U.S. Treasury Note with interest rates of 0.000% due 05/15/29, total market value $4,080,001)	$4,000,000

	Total Repurchase Agreement	4,000,000

	(Cost $4,000,000)

	Total Investments - 99.87%	556,202,101

	(Cost $552,700,483) (d)

	Net Other Assets and Liabilities - 0.13%	736,295

	Net Assets - 100.00%	$556,938,396

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $552,700,483. As of November 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,678,340 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $176,722. The net unrealized appreciation was $3,501,618.

See accompanying notes to portfolio of investments. 6

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government and Short Duration Portfolios are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the three months ended November 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2014 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2014 is as follows:

	Ultra-Short Duration Government Portfolio

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/14	Quoted Price	Inputs	Inputs

Asset-Backed Securities	$1,431,835	$—	$1,431,835	$—
Collateralized Mortgage Obligations	85,841,629	—	85,841,629	—
Mortgage-Backed Obligations	66,381,149	—	66,381,149	—
Agency Debentures	5,000,000	—	—	5,000,000
U.S. Treasury Obligations	309,379,182	—	309,379,182	—
U.S. Government-Backed Obligations	31,575,728	—	31,575,728	—
Repurchase Agreement	93,100,000	—	93,100,000	—

	$592,709,523	$—	$587,709,523	$5,000,000

	Short Duration Portfolio

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/14	Quoted Price	Inputs	Inputs

Total Investments *	$556,202,101	$—	$556,202,101	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2014:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2014	$5,250,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(250,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of November 30, 2014	$5,000,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults

8

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2014 (Unaudited)

or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2014 the Portfolios did not hold any when-issued securities.

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	1/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	1/26/2015

*	Print the name and title of each signing officer under his or her signature.